Share-based Payments - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2019 Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	96.00%	97.00%
Risk-free interest rate (%)	1.83%	1.15%
Expected life of share options (years)	10 years	10 years
Market price of ADS's ($)	$ 1.38	$ 2.83
Model used	Black-scholes	Black-scholes
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of classes of share capital [line items]
Expected volatility (%)	96.00%	98.00%
Risk-free interest rate (%)	1.96%	1.09%
Expected life of share options (years)	10 years	10 years
Market price of ADS's ($)	$ 1.22	$ 2.81
Model used	Black-scholes	Black-scholes